Condensed Consolidated Statement of Operations - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Statement [Abstract]
Revenue		$ 3,010,093	$ 985,997	$ 5,495,297	$ 1,002,911	$ 4,712,212
Cost of Goods Sold		1,552,724	881,332	2,613,632	888,270	2,990,716
Gross Profit		1,457,369	104,665	2,881,665	114,641	1,721,496
Operating Expenses
Research and development	[1]	413,012	60,653	701,485	60,964	174,257
Sales and marketing	[1]	15,571	1,656	29,625	3,815	6,222
General and administrative	[1]	4,246,748	3,589,224	8,680,321	4,392,935	14,325,078
Depreciation and amortization		2,912,912	2,244,991	5,745,063	2,478,219	7,567,184
Gain on sale of fixed assets			(197,089)	(663)	(197,089)	(98,410)
Total Operating Expenses		7,588,243	5,699,435	15,155,831	6,738,844	21,974,331
Net Operating Loss		(6,130,874)	(5,594,770)	(12,274,166)	(6,624,203)	(20,252,835)
Other Income (Expense)
Loss on conversion of debt						(2,640,000)
Net loss on extinguishment of debt						(434,774)
Loss on investment				(24)
Foreign currency transaction (gain)/loss		(51,030)	242,226	39,788	242,226	191,547
Interest expense		(1,383,781)	(331,368)	(2,356,821)	(362,602)	(8,399,663)
Other expense						(147,430)
Total Other Expenses		(1,434,811)	(89,142)	(2,317,057)	(120,376)	(11,430,320)
Net Loss Before Income Taxes		(7,565,685)	(5,683,912)	(14,591,223)	(6,744,579)	(31,683,155)
Deferred Tax Benefit			1,396,155		1,686,145	4,137,900
Net Loss		$ (7,565,685)	$ (4,287,757)	$ (14,591,223)	$ (5,058,434)	$ (27,545,255)
Loss per common share:
Basic		$ (0.06)	$ (0.15)	$ (0.11)	$ (0.14)	$ (0.57)
Diluted		$ (0.06)	$ (0.15)	$ (0.11)	$ (0.14)	$ (0.57)
Weighted-average shares outstanding:
Basic		128,658,540	28,065,385	128,570,426	36,463,393	48,714,099
Diluted		128,658,540	28,065,385	128,570,426	36,463,393	48,714,099

[1]	These are exclusive of depreciation and amortization